UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash	¥ 115,040	$ 15,865	¥ 95,444
Restricted cash	150	21	5,579
Short-term investments	63,056	8,696	64,355
Accounts receivable, net	495,006	68,264	495,046
Prepayments and other current assets	60,864	8,394	54,921
Amounts due from related parties	¥ 1,430	$ 197	3,876
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Total current assets	¥ 735,546	$ 101,437	719,221
Non-current assets:
Property and equipment, net	8,788	1,212	11,450
Right-of-use assets, net	7,719	1,064	5,562
Intangible assets, net	101,516	14,000	101,603
Goodwill	65,481	9,030	65,481
Deferred tax assets	20,466	2,822	12,000
Other non-current assets	146,236	20,167	140,300
Total non-current assets	350,206	48,295	336,396
Total assets	1,085,752	149,732	1,055,617
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB489,301 and RMB506,292 (US$69,821) as of December 31, 2022 and June 30,2023, respectively):
Accounts payable	314,401	43,358	293,281
Accrued expenses and other current liabilities	100,755	13,895	125,949
Short-term debt	95,705	13,198	65,434
Short-term lease liabilities	4,422	610	3,276
Total current liabilities	515,283	71,061	487,940
Non-current liabilities (including non-current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB70,100 and RMB 71,174 (US$9,815) as of December 31, 2022 and June 30,2023, respectively):
Long-term debt	1,583	218	1,303
Long-term lease liabilities	2,066	285	1,103
Deferred tax liabilities	924	127	814
Other non-current liabilities	66,601	9,185	66,880
Total non-current liabilities	71,174	9,815	70,100
Total liabilities	586,457	80,876	558,040
Commitments and contingencies
Shareholders' equity:
Ordinary shares	43	6	43
Additional paid-in capital	1,889,490	260,573	1,885,637
Accumulated deficit	(1,389,512)	(191,622)	(1,379,864)
Accumulated other comprehensive loss	(1,099)	(152)	(4,654)
Total Quhuo Limited shareholders' equity	498,922	68,805	501,162
Non-controlling interests	373	51	(3,585)
Total shareholders' equity	499,295	68,856	497,577
Total liabilities and shareholders' equity	¥ 1,085,752	$ 149,732	¥ 1,055,617